Income tax (Details Narrative) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024
Income Tax
Income tax expenses	$ 1.1	$ 1.7	$ 2.9	$ 3.8
Current income tax expense	0.2	0.4	0.3	0.8
Deferred income tax expense	$ 0.9	$ 1.3	$ 2.6	$ 3.0